Summary of Status of Stock Options Under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Exercised	(973,270)	(149,385)	(419,846)
Stock options under the Plan, the 2002 Plan, and the 1992 Plan
Shares
Nonvested stock options outstanding, at beginning of the year	17,001,415
Granted	1,744,446
Exercised	(973,270)
Forfeited, Expired or Cancelled	(2,470,117)
Nonvested stock options outstanding, at end of the year	15,302,474
Options Exercisable at the end of year	10,336,444
Weighted average exercise price per share
Options Outstanding, Beginning Balance	52.39
Granted	43.67
Exercised	33.76
Forfeited, Expired or Cancelled	52.65
Options Outstanding, Ending Balance	52.53
Options Exercisable, at the end of the year	54.08
Weighted average remaining contractual term (years)
Options Outstanding, at the end of the year	5 years 4 months 24 days
Options Exercisable, at the end of the year	4 years 1 month 6 days
Aggregate intrinsic value
Options Outstanding, at the end of year	29.1
Options Exercisable at end of the year	16.8